Taxation - Summary of Unrecognized Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Tax losses	€ 234,538	€ 197,171
Deductible temporary differences	30,121	17,679
Tax credits	0	0
Interest carry forward	60,249	36,612
Total	324,908	251,462
Potential tax benefit	€ 84,793	€ 65,832